NONCONTROLLING INTERESTS (Details 2) (CAD)	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REDEEMABLE NONCONTROLLING INTERESTS
Balance at beginning of year		1,053,000,000	1,000,000,000	640,000,000
Loss		(11,000,000)	(24,000,000)	(12,000,000)
Other comprehensive income/(loss), Change in unrealized gains/(loss) on cash flow hedges, net of tax		(15,000,000)	4,000,000	(1,000,000)
Change in foreign currency translation adjustment		5,000,000
Other comprehensive income/(loss)		(10,000,000)	4,000,000	(1,000,000)
Distributions to unitholders		(79,000,000)	(72,000,000)	(49,000,000)
Contributions from unitholders		323,000,000	92,000,000	225,000,000
Redemption value adjustment		973,000,000	53,000,000	197,000,000
Balance at end of year	1,000,000,000	2,249,000,000	1,053,000,000	1,000,000,000
Additional disclosure
Ownership interest percentage held by noncontrolling owners	67.70%	70.60%	68.60%	67.70%
Fund acquired businesses from a wholly-owned subsidiary of the entity, consideration paid	1,200,000,000